Equity - Equity Components (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance		$ 5,289	$ 5,265	$ 5,217	$ 5,259
Share capital
Balance		175	175	175	175
Share premium
Balance		615	615	615	615
Capital redemption reserve
Balance		20	20	20	20
Treasury shares
Balance	[1]	(515)	(66)	(94)	$ (118)
Retained earnings and other reserves
Balance		$ 4,994	$ 4,521	$ 4,501

[1]	Refer to Note 19.2 for further information.